Private Placement (Details) - Inflection Point Acquisition Corp. [Member] - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Oct. 29, 2021	Dec. 31, 2021	Dec. 31, 2022
Private Placement (Details) [Line Items]
Purchase of warrants		1,386,989
Aggregate purchase price amount			$ 6,250,000
Aggregate gross proceeds	$ 595,000		$ 34,000,000
IPO Private Placement Warrants [Member]
Private Placement (Details) [Line Items]
Purchase of warrants			6,250,000
Price per share			$ 1
Over-Allotment Private Placement Warrants [Member]
Private Placement (Details) [Line Items]
Additional units purchased	595,000
Price per share	$ 1